Other revenues (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Revenues
Loans held-for-sale	SFr (133)	SFr (90)	SFr (34)
Long-lived assets held-for-sale	374	232	26
Equity method investments	167	60	(254)
Other investments	(38)	253	769
Other	808	834	786
Other revenues	1,178	1,289	1,293
Bank
Other Revenues
Loans held-for-sale	(133)	(90)	(34)
Long-lived assets held-for-sale	355	232	26
Equity method investments	167	60	(255)
Other investments	(38)	256	769
Other	1,129	1,108	1,009
Other revenues	SFr 1,480	SFr 1,566	SFr 1,515